Salaries and personnel expenses (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Employees	Dec. 31, 2021 USD ($) Employees	Dec. 31, 2020 USD ($) Employees
Salaries and personnel expenses [abstract]
Salaries	$ 2,875,000,000	$ 2,962,000,000	$ 2,625,000,000
Pension costs	458,000,000	488,000,000	432,000,000
Payroll tax	433,000,000	414,000,000	368,000,000
Other compensations and social costs	324,000,000	288,000,000	283,000,000
Total payroll costs	$ 4,090,000,000	$ 4,152,000,000	$ 3,707,000,000
Average number of employees | Employees	21,500	21,400	21,700
Part time employees as percentage of total employees	3.00%	3.00%	2.00%
Remuneration to members of the BoD and the CEC [abstract]
Current employee benefits	$ 12,900,000	$ 12,200,000	$ 9,000,000.0
Post-employment benefits	400,000	400,000	600,000
Other non-current benefits	0.0	0.0	0.0
Share-based payment benefits	200,000	100,000	100,000
Total compensation expense	13,500,000	12,700,000	$ 9,700,000
Compensation cost yet to be expensed	174,000,000
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	0	$ 0
2023 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	78,000,000
2022 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	85,000,000
2021 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	79,000,000
2020 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	$ 74,000,000